TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS [Text Block]

5. TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS

The Company's receivables are primarily related to royalty income receivable, goods and services tax and harmonized sales taxes receivable from government taxation authorities, and recovery of royalty generation costs from project partners.

As at December 31, 2020  and December 31, 2019, the current receivables were as follows:

Category	December 31, 2020	December 31, 2019
Royalty income receivable	$66	$15
Refundable taxes	1,723	174
Recoverable exploration expenditures and advances	679	460
Other	408	332
Total	$2,876	$981

During the year ended December 31, 2020 the Company received $Nil distributions owing from IGC Copper LLC related to the sale of the Malmyzh project (2019 - $4,952 (US$3,743)).

The carrying amounts of the Company’s current receivables are denominated in the following currencies:

Currency	December 31, 2020	December 31, 2019
Canadian Dollars	$243	$158
US Dollars	367	453
Swedish Krona	2,266	370
Total	$2,876	$981